Investments in joint ventures and associates - Disclosure of detailed information about joint ventures and associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of financial position
Non-current assets	£ 87,946	£ 83,584	£ 76,897
Cash and cash equivalents	559	163	204	£ 157
Non-current liabilities	(57,044)	(54,005)
Current liabilities	(11,389)	(9,130)
Total assets (liabilities)	29,892	29,562
Income statement
Revenue	19,850	21,659	18,449
Operating profit	4,475	4,879	4,371
Profit before tax	3,048	3,590	3,441
Tax	(831)	(876)	(1,258)
Profit after tax from continuing operations	2,217	2,714	2,183
Group’s share of profit/(loss)	37	171	£ 92
BritNed Development Limited
Statement of financial position
Non-current assets	376	397
Cash and cash equivalents	69	208
All other current assets	36	29
Non-current liabilities	(57)	(55)
Non-current financial liabilities	(31)	(31)
Current liabilities	(39)	(34)
Current financial liabilities	0	0
Total assets (liabilities)	354	514
Group’s ownership interest in joint venture/associate	177	257
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	177	257
Income statement
Revenue	158	358
Depreciation and amortisation	(16)	(16)
Other (costs)/income	(25)	22
Operating profit	117	364
Net interest expense	(2)	(2)
Profit before tax	115	362
Tax	(31)	(82)
Profit after tax from continuing operations	84	280
Group’s share of profit/(loss)	42	140
Group adjustment: tax credit	0	0
Group’s share of post-tax results for the year	42	140
Nemo Link Limited
Statement of financial position
Non-current assets	478	514
Cash and cash equivalents	46	77
All other current assets	6	8
Non-current liabilities	(3)	(3)
Non-current financial liabilities	(32)	(32)
Current liabilities	(55)	(131)
Current financial liabilities	0	0
Total assets (liabilities)	440	433
Group’s ownership interest in joint venture/associate	220	217
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	220	217
Income statement
Revenue	109	88
Depreciation and amortisation	(23)	(23)
Other (costs)/income	(15)	(1)
Operating profit	71	64
Net interest expense	0	(7)
Profit before tax	71	57
Tax	(17)	(11)
Profit after tax from continuing operations	54	46
Group’s share of profit/(loss)	27	23
Group adjustment: tax credit	0	0
Group’s share of post-tax results for the year	27	23
Emerald Energy Venture LLC
Statement of financial position
Non-current assets	2,171	1,598
Cash and cash equivalents	206	169
All other current assets	16	14
Non-current liabilities	(249)	(244)
Non-current financial liabilities	(643)	(398)
Current liabilities	(217)	(131)
Current financial liabilities	(10)	(95)
Total assets (liabilities)	1,274	913
Group’s ownership interest in joint venture/associate	650	466
Group adjustment: elimination of profits on sales to joint venture	(123)	(85)
Carrying amount of the Group’s investment	527	381
Income statement
Revenue	87	75
Depreciation and amortisation	(38)	(29)
Other (costs)/income	(152)	(46)
Operating profit	(103)	0
Net interest expense	(9)	(6)
Profit before tax	(112)	(6)
Tax	0	0
Profit after tax from continuing operations	(112)	(6)
Group’s share of profit/(loss)	(57)	(3)
Group adjustment: tax credit	15	1
Group’s share of post-tax results for the year	(42)	(2)
Community Offshore Wind LLC
Statement of financial position
Non-current assets	1,005	925
Cash and cash equivalents	40	19
All other current assets	42	0
Non-current liabilities	(20)	(19)
Non-current financial liabilities	0	0
Current liabilities	(1)	(3)
Current financial liabilities	0	0
Total assets (liabilities)	1,066	922
Group’s ownership interest in joint venture/associate	291	251
Group adjustment: elimination of profits on sales to joint venture	0	0
Carrying amount of the Group’s investment	291	251
Income statement
Revenue	0	0
Depreciation and amortisation	0	0
Other (costs)/income	0	1
Operating profit	0	1
Net interest expense	0	0
Profit before tax	0	1
Tax	0	0
Profit after tax from continuing operations	0	1
Group’s share of profit/(loss)	0	0
Group adjustment: tax credit	0	0
Group’s share of post-tax results for the year	£ 0	£ 0